Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 442	€ 312
Fair value of non-cashcollateral received	467	335
Net exposure	€ (24)	€ (23)